Basis of Presentation	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION
BASIS OF PRESENTATION
The accompanying unaudited condensed consolidated financial statements of Eaton Corporation plc (Eaton or Company) have been prepared in accordance with generally accepted accounting principles for interim financial information, the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. However, in the opinion of management, all adjustments (consisting of normal recurring accruals) have been made that are necessary for a fair presentation of the condensed consolidated financial statements for the interim periods.
This Form 10-Q should be read in conjunction with the consolidated financial statements and related notes included in Eaton’s 2012 Form 10-K. The interim period results are not necessarily indicative of the results to be expected for the full year. Management has evaluated subsequent events through the date this Form 10-Q was filed with the Securities Exchange Commission.
During the first quarter of 2013, Eaton re-segmented certain reportable operating segments due to a reorganization of the Company's businesses. The new reportable business segments include Electrical Products and Electrical Systems and Services (which include legacy Eaton and former Cooper Industries plc (Cooper) electrical businesses), and Vehicle (which includes truck and automotive drivetrain and powertrain systems businesses). See Note 13 for additional information related to these segments.
During the second quarter of 2013, Eaton made adjustments to the purchase price allocation related to the acquisition of Cooper. These adjustments have been reflected in the Condensed Consolidated Balance Sheet at December 31, 2012. The Company did not revise the Consolidated Statement of Income for the year ended December 31, 2012, as any adjustment was considered immaterial. See Note 2 for additional information related to the acquisition Cooper.
Certain prior year amounts have been reclassified to conform to the current year presentation.